Taxation - Schedule of Income / (Loss) Before Provision for Income Taxes (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income / (loss) before provision for income taxes is attributable to the following geographic locations:
PRC	¥ (49,862,843)	$ (6,936,570)	¥ (76,778,965)	¥ 8,630,868
Foreign	(6,610,424)	(919,598)	(6,304,369)	(4,670,754)
Total Income/(loss) before Income Taxes	¥ (56,473,267)	$ (7,856,168)	¥ (83,083,334)	¥ 3,960,114